Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Medical Technology and Devices Portfolio
November 30, 2021
MES-NPRT3-0122
1.810698.117
Common Stocks - 97.0%
	Shares	Value ($)
Biotechnology - 1.2%
Biotechnology - 1.2%
Abcam PLC (a)	1,200,000	27,210,777
Avid Bioservices, Inc. (a)(b)	1,700,000	51,952,000
Twist Bioscience Corp. (a)	430,000	41,065,000
		120,227,777
Health Care Equipment & Supplies - 39.3%
Health Care Equipment - 37.2%
Abbott Laboratories	2,250,000	282,982,500
Angiodynamics, Inc. (a)	1,000,000	25,750,000
Axonics Modulation Technologies, Inc. (a)	336,015	18,282,576
Boston Scientific Corp. (a)	21,700,000	826,119,000
DexCom, Inc. (a)	600,000	337,554,000
Envista Holdings Corp. (a)	3,349,400	129,956,720
Hologic, Inc. (a)	2,600,000	194,298,000
IDEXX Laboratories, Inc. (a)	50,000	30,403,500
Insulet Corp. (a)	1,277,439	368,464,505
Intuitive Surgical, Inc. (a)	820,000	265,958,800
Masimo Corp. (a)	690,000	191,902,800
Nevro Corp. (a)(b)	800,000	69,664,000
Outset Medical, Inc. (a)	1,000,000	47,400,000
Penumbra, Inc. (a)	1,290,000	316,888,500
PROCEPT BioRobotics Corp.	70,000	2,284,100
PROCEPT BioRobotics Corp.	1,308,117	38,415,472
ResMed, Inc.	1,280,000	326,208,000
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	799,999	45,055,017
Stryker Corp.	800,000	189,304,000
Tandem Diabetes Care, Inc. (a)	1,280,000	164,505,600
		3,871,397,090
Health Care Supplies - 2.1%
Align Technology, Inc. (a)	210,000	128,421,300
Nanosonics Ltd. (a)(c)	22,000,000	85,627,542
		214,048,842
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,085,445,932
Health Care Providers & Services - 2.9%
Health Care Services - 1.0%
Guardant Health, Inc. (a)	800,000	84,096,000
LifeStance Health Group, Inc.	2,800,000	22,232,000
		106,328,000
Managed Health Care - 1.9%
Humana, Inc.	470,000	197,263,700
TOTAL HEALTH CARE PROVIDERS & SERVICES		303,591,700
Health Care Technology - 4.1%
Health Care Technology - 4.1%
Castlight Health, Inc. (a)	983,300	1,504,449
Castlight Health, Inc. Class B (a)	7,750,000	11,857,500
Change Healthcare, Inc. (a)	1,000,000	20,280,000
Definitive Healthcare Corp. (b)	600,000	17,586,000
Doximity, Inc.	600,000	40,590,000
Health Catalyst, Inc. (a)(b)	2,180,000	94,590,200
Inspire Medical Systems, Inc. (a)	480,000	107,169,600
Medlive Technology Co. Ltd. (d)	3,000,000	15,273,147
Phreesia, Inc. (a)	1,000,000	57,680,000
Veeva Systems, Inc. Class A (a)	200,000	56,516,000
		423,046,896
Life Sciences Tools & Services - 48.4%
Life Sciences Tools & Services - 48.4%
10X Genomics, Inc. (a)	280,000	42,786,800
10X Genomics, Inc. Class B (a)(d)	392,772	60,019,489
Avantor, Inc. (a)	6,000,000	236,880,000
Bio-Rad Laboratories, Inc. Class A (a)	390,000	293,748,000
Bio-Techne Corp.	200,000	94,406,000
Bruker Corp.	2,750,000	222,722,500
Charles River Laboratories International, Inc. (a)	900,000	329,283,000
Danaher Corp.	4,250,000	1,366,970,000
Lonza Group AG	335,000	271,123,577
Maravai LifeSciences Holdings, Inc.	1,600,000	73,504,000
Nanostring Technologies, Inc. (a)	810,772	33,322,729
Olink Holding AB ADR	1,157,177	24,254,430
Sartorius Stedim Biotech	400,000	236,527,896
Seer, Inc. (b)	1,559,132	34,784,235
Stevanato Group SpA (b)	1,382,800	32,993,608
Thermo Fisher Scientific, Inc.	2,280,000	1,442,852,399
West Pharmaceutical Services, Inc.	530,000	234,609,800
		5,030,788,463
Personal Products - 0.9%
Personal Products - 0.9%
The Beauty Health Co.	508,139	13,191,288
The Beauty Health Co. (e)	3,000,000	77,880,000
		91,071,288
Specialty Retail - 0.2%
Specialty Stores - 0.2%
Warby Parker, Inc.	500,000	25,375,000
TOTAL COMMON STOCKS (Cost $5,565,798,328)		10,079,547,056

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
Biotechnology - 1.1%
Biotechnology - 1.1%
Asimov, Inc. Series B (e)(f)	97,985	9,081,318
Caris Life Sciences, Inc. Series D (e)(f)	2,803,935	22,711,874
Element Biosciences, Inc. Series B (a)(e)(f)	2,385,223	49,033,029
ElevateBio LLC Series C (e)(f)	214,700	802,549
Inscripta, Inc. Series D (e)(f)	3,938,731	34,778,995
		116,407,765
Health Care Equipment & Supplies - 0.1%
Health Care Supplies - 0.1%
Kardium, Inc. Series D6 (e)(f)	13,783,189	14,001,515
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Conformal Medical, Inc. Series C (a)(e)(f)	2,605,625	13,184,463
dMed Biopharmaceutical Co. Ltd. Series C (e)(f)	309,255	4,276,997
		17,461,460
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Aledade, Inc. Series B1 (e)(f)	175,232	6,709,756
PrognomIQ, Inc.:
Series A5 (a)(e)(f)	833,333	2,133,332
Series B (a)(e)(f)	2,735,093	7,001,838
		15,844,926
Textiles, Apparel & Luxury Goods - 0.5%
Textiles - 0.5%
DNA Script Series C (e)(f)	28,249	24,027,893
Freenome, Inc.:
Series C (a)(e)(f)	2,268,156	17,107,113
Series D (e)(f)	1,325,855	9,999,996
		51,135,002
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $154,178,239)		214,850,668

Preferred Securities - 0.2%
	Principal Amount (g)	Value ($)
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. 0% (e)(f)(h) (Cost $19,551,861)	19,551,861	19,551,861

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	53,568,157	53,578,871
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	105,998,770	106,009,370
TOTAL MONEY MARKET FUNDS (Cost $159,588,241)		159,588,241

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $5,899,116,669)	10,473,537,826
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(82,247,001)
NET ASSETS - 100.0%	10,391,290,825

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,292,636 or 0.7% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $312,282,529 or 3.0% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	6,709,756
Asimov, Inc. Series B	10/29/21	9,081,318
Caris Life Sciences, Inc. Series D	5/11/21	22,711,874
Conformal Medical, Inc. Series C	7/24/20	9,554,996
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	4,392,395
DNA Script Series C	10/01/21	24,572,393
Element Biosciences, Inc. Series B	12/13/19	12,500,000
ElevateBio LLC Series C	3/09/21	900,667
Freenome, Inc. Series C	8/14/20	14,999,996
Freenome, Inc. Series D	11/22/21	9,999,996
Inscripta, Inc. Series D	11/13/20	18,000,001
Kardium, Inc. Series D6	12/30/20	14,001,515
Kardium, Inc. 0%	12/30/20	19,551,861
PrognomIQ, Inc. Series A5	8/20/20	503,333
PrognomIQ, Inc. Series B	9/11/20	6,249,999
The Beauty Health Co.	12/08/20	30,000,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	29,308,147	935,693,253	911,422,529	13,322	-	-	53,578,871	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	325,618,183	477,019,708	696,628,521	176,824	-	-	106,009,370	0.3%
Total	354,926,330	1,412,712,961	1,608,051,050	190,146	-	-	159,588,241

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Angiodynamics, Inc.	16,253,010	26,326,609	25,062,938	-	3,423,524	4,809,795	-
Intersect ENT, Inc.	57,025,000	13,715,218	87,430,546	-	31,932,434	(15,242,106)	-
Nanosonics Ltd.	101,147,280	951,723	-	-	-	(16,471,461)	85,627,542
ViewRay, Inc.	38,368,000	-	45,339,866	-	16,273,757	(9,301,891)	-
Total	212,793,290	40,993,550	157,833,350	-	51,629,715	(36,205,663)	85,627,542

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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